RELATED PARTIES AND SHAREHOLDERS (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Consulting fees	$ 2,233		$ 3,417	$ 1,449
Bonus amount	260		$ 500
CEO [member]
IfrsStatementLineItems [Line Items]
Consulting fees | ₪		₪ 250,000
Compensation commitee [member]
IfrsStatementLineItems [Line Items]
Consulting fees	$ 71